Components of Deferred Income Tax Assets and Liabilities and Classification of Deferred Tax Balances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Deferred tax assets:
Accounts receivable, inventory and warranty reserves			$ 37,594	$ 37,512
Employee benefits			15,345	15,462
Postretirement benefits			16,038	24,671
Restructuring accruals			4,641	2,625
Foreign net operating loss carryforwards		50,500	50,527	53,328
Federal net operating loss carryforwards			4,369
Federal tax credit carryforwards			127,148	121,559
Capital loss carryforwards			10	2,648
State net operating loss and tax credit carryforwards			15,370	11,597
Transaction costs			3,250	4,668
Equity-based compensation			10,538	9,874
Other			4,755	17,353
Total deferred tax assets			289,585	301,297
Valuation allowance		(4,800)	(69,397)	(54,671)
Total deferred tax assets, net of valuation allowance			220,188	246,626
Deferred tax liabilities:
Intangible assets			(479,627)	(534,873)
Property, plant and equipment			(30,025)	(48,366)
Undistributed foreign earnings		(35,800)	(35,805)	(26,915)
Other			(2,735)	(4,712)
Total deferred tax liabilities			(548,192)	(614,866)
Net deferred tax liability			(328,004)	(368,240)
Deferred taxes as recorded on the balance sheet:
Current deferred tax asset			55,609	61,072
Current deferred tax liability (included with Other current liabilities)			(1,176)
Noncurrent deferred tax asset (included with Other noncurrent assets)			4,090
Noncurrent deferred tax liability	(391,293)	(386,527)	(386,527)	(429,312)
Net deferred tax liability			$ (328,004)	$ (368,240)